Consolidated Statements of Financial Position - CAD ($)	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash	$ 9,273	$ 47,672
Deposits and prepaid expenses - short term	62,122	49,655
Other receivables	3,750	2,274
Loan receivable	1,290,000	1,301,013
Marketable securities	454,219	2,992,500
Total current assets	1,819,364	4,393,114
Non-current assets
Deposits and prepaid expenses - long term	57,843	0
Loan receivable	543,979	0
Sage Ranch	1,851,487	701,983
Power project acquisition and development costs	6,163,504	5,699,836
Total assets	10,436,177	10,794,933
Current liabilities
Accounts payable and accrued liabilities	5,536,070	1,975,542
Loans payable	647,762	846,214
Convertible debentures	0	171,146
Total liabilities	6,183,832	2,992,902
Shareholders' equity
Share capital	20,199,151	15,425,528
Reserves	5,701,567	4,703,760
Accumulated other comprehensive income	431,017	426,907
Deficit	(22,079,390)	(12,754,164)
Total shareholders' equity	4,252,345	7,802,031
Total liabilities and shareholders' equity	$ 10,436,177	$ 10,794,933